CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 1,857	$ 1,279
Financial assets		934	1,392
Accounts receivable and other		4,676	2,628
Inventory		512	531
Assets classified as held for sale		0	856
Current assets		7,979	6,686
Property, plant and equipment		48,546	37,291
Intangible assets		15,845	11,822
Investments in associates and joint ventures		5,402	5,325
Investment properties		4,333	700
Goodwill		14,488	8,789
Financial assets		607	721
Other assets		3,477	1,524
Deferred income tax asset		107	111
Total assets		100,784	72,969
Liabilities
Accounts payable and other		5,402	4,478
Corporate borrowings		1,517	464
Non-recourse borrowings		4,442	2,567
Financial liabilities		344	390
Liabilities directly associated with assets classified as held for sale		0	478
Current liabilities		11,705	8,377
Corporate borrowings		3,394	3,202
Non-recourse borrowings		36,462	24,000
Financial liabilities		2,531	1,677
Other liabilities		4,753	4,164
Deferred income tax liability		7,903	5,975
Preferred shares		20	20
Total liabilities associated with assets held for sale		66,768	47,415
Partnership capital
Limited partners		5,321	5,372
General partner		28	27
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,190	2,263
BIPC exchangeable shares		1,533	1,289
Exchangeable units	[1]	72	72
Issuance of perpetual subordinated notes		293	293
Interest of others in operating subsidiaries		23,661	15,320
Preferred unitholders		918	918
Total partnership capital		34,016	25,554
Total liabilities and partnership capital		$ 100,784	$ 72,969

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.